TRANSAMERICA FUNDS

Supplement to the Currently Effective Summary Prospectuses and Prospectuses

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Transamerica Flexible Income

Effective on or about December 21, 2012, the following will replace the information in the Summary Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Flexible Income:

Investment Adviser:	Portfolio Managers:
Transamerica Asset Management, Inc.	Brian W. Westhoff, CFA, Portfolio Manager since 2005
Bradley J. Beman, CFA, Portfolio Manager since 2011
David Halfpap, CFA, Portfolio Manager since 2011
Rick Perry, CFA, Portfolio Manager since 2011
Jim Schaeffer, Portfolio Manager since 2011

Effective on or about December 21, 2012, the following will replace the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Flexible Income:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	AEGON USA Investment	Portfolio Manager of the fund with
	Management, LLC	AEGON USA Investment Management, LLC since 2011; Portfolio Manager of the fund with Transamerica Investment Management, LLC from 2005 – 2011

Bradley J. Beman, CFA	AEGON USA Investment	Portfolio Manager of the fund since
	Management, LLC	2011; Portfolio Manager with AEGON USA Investment Management, LLC since 1997; Chief Investment Officer since 2011; Director – Public High Yield (1997 – present)

David Halfpap, CFA	AEGON USA Investment	Portfolio Manager of the fund since
	Management, LLC	2011; Portfolio Manager with AEGON USA Investment Management, LLC since 1979; Co-Head of Global Strategy and Head of U.S. Investment Strategy since 2011

Rick Perry, CFA	AEGON USA Investment	Portfolio Manager of the fund since
	Management, LLC	2011; Portfolio Manager with AEGON USA Investment Management, LLC since 2000; Director of Investment Grade since 2006

Jim Schaeffer	AEGON USA Investment	Portfolio Manager of the fund since
	Management, LLC	2011; Portfolio Manager with AEGON USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004

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Investors Should Retain this Supplement for Future Reference

December 19, 2012